Staff costs - Additional Information (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure
Staff costs	SFr 242,591	SFr 238,527	SFr 253,086
Discontinued operations
Disclosure
Staff costs	SFr 1,400,000	SFr 5,100,000	SFr 6,800,000